Note Payable (Details Narrative) (10K) - USD ($)		12 Months Ended
	Feb. 06, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2015	Oct. 20, 2015	Jun. 12, 2014	Jun. 10, 2014
Debt Instrument [Line Items]
Note payable		$ 2,085,128	$ 1,500,000	$ 2,620,098
Percentage of granted warrants acquire		10.00%
Note payable fair market value		$ 15,000,000
Dividend yield		0.00%
Expected life		10 years
Risk free rate of return		2.92%
Expected volatility		0.00%
Estimated value of warrants		$ 377,480
Debt issuance costs and loan discount		$ 99,624	$ 786
PIMCO Note Payable [Member]
Debt Instrument [Line Items]
Company drew an additional funds	$ 500,000
Note due date	Jun. 30, 2017
PIMCO Note Payable [Member] | Delayed Draw Note Facility [Member]
Debt Instrument [Line Items]
Company drew an additional funds	$ 500,000
Note payable to the PIMCO Funds ("PIMCO")	$ 2,044,300
PIMCO [Member]
Debt Instrument [Line Items]
Note payable					$ 2,620,098
Note Purchase Agreement [Member] | PIMCO [Member]
Debt Instrument [Line Items]
Note payable issuance							$ 2,500,000
Note Purchase Agreement [Member] | PIMCO [Member] | Senior Secured Note [Member]
Debt Instrument [Line Items]
Note payable						$ 1,500,000
Note bears interest rate						14.00%
Note effective interest rate						21.00%